Related Parties	9 Months Ended
Sep. 30, 2025
Related Parties
Related Parties

18.	Related Parties:

The Company’s compensation program specifically provides for total compensation for executive officers, which is a combination of base salary, performance-based incentives and benefit programs that reflect aggregated competitive pay considering business achievement, fulfillment of individual objectives and overall job performance. Executive officers participate in the Company’s Omnibus Plan (Note 13(e)).

The compensation of non-employee directors consists of a cash component and an equity component. Directors participate in the Company’s Omnibus Plan (Note 13(e)).

The following summarizes key management personnel and directors’ compensation for the three and nine months ended September 30, 2025 and 2024:

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2025	2024	2025	2024

Compensation and benefits	$312	$296	$939	$907
Cash paid for settlement of share-based awards	-	-	1,160	-
Share-based compensation	68	35	103	117
	$380	$331	$2,202	$1,024

During the second quarter of 2025, the Company paid $1,160 to related parties to surrender vested share-based awards (see Notes 13(d) and (e)).